Annual Total Returns [BarChart] - BlackRock Ultra-Short Term Bond Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	none
Annual Return 2012	none
Annual Return 2013	none
Annual Return 2014	none
Annual Return 2015	none
Annual Return 2016	0.35%
Annual Return 2017	0.89%
Annual Return 2018	1.81%
Annual Return 2019	2.13%
Annual Return 2020	0.43%